Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial actuarial assumptions
Salary increase rate	Curve 2020	Curve 2019
Indexation	55.6% of Curve 2020	59.2 % of Curve 2019
Aegon United Kingdom [member]
Demographic actuarial assumptions
Mortality	UK mortality table	UK mortality table
Financial actuarial assumptions
Discount rate	1.45%	2.08%
Price inflation	2.95%	3.08%
Aegon Nederland N.V. [member]
Financial actuarial assumptions
Discount rate	0.51%	0.94%
United States [member]
Demographic actuarial assumptions
Mortality	US mortality table	US mortality table
Financial actuarial assumptions
Salary increase rate	4.00%	4.00%
Health care trend rate	6.30%	6.60%
United States [member] | Top of range [member]
Financial actuarial assumptions
Discount rate	2.47%	3.23%
United States [member] | Bottom of range [member]
Financial actuarial assumptions
Discount rate	2.18%	3.02%